Non-controlling Interest In Subsidiaries (Narrative) (Details)	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2021 $ / shares
Noncontrolling Interest [Line Items]
Preferred Stock, Redemption Price Per Share	$ 25.00
GBPC
Noncontrolling Interest [Line Items]
Preferred Stock, Redemption Terms	The preferred shares are redeemable by GBPC after June 17, 2021
Non-voting Cumulative Redeemable Variable Perpetual Preferred Shares | GBPC
Noncontrolling Interest [Line Items]
Preferred Stock, Redemption Price Per Share		$ 1,000
Non-voting Cumulative Redeemable Variable Perpetual Preferred Shares | GBPC | USD preferred shares
Noncontrolling Interest [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.00%	6.00%